Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Summary of property, plant, and equipment
A summary of property, plant, and equipment as of June 29, 2019 and December 31, 2018, is as follows:

(in thousands)	June 29, 2019	December 31, 2018
Manufacturing equipment	$29,783	$25,314
Research and development equipment	7,373	6,088
Leasehold improvements	7,337	7,080
Capital leases	883	882
Software	183	60
Furniture and fixtures	364	195
Vehicles	210	210
Assets not yet placed in service	4,970	3,374
Total property, plant and equipment	$51,103	$43,203
Less: accumulated depreciation and amortization	16,630	12,676
Property, plant and equipment, net	$34,473	$30,527

Property, plant and equipment are carried at cost less accumulated depreciation and are depreciated using the straight-line method over the following estimated useful lives:

Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	3 years
Manufacturing equipment	5 to 10 years
Research and development equipment	5 to 10 years
Software and computer equipment	3 years
Vehicles	5 years
Property, plant, and equipment are stated at cost and capital lease assets are included. A summary of property, plant, and equipment as of December 31, 2017 and 2018, is as follows:

	December 31,
(in thousands)	2017	2018
Manufacturing equipment	$13,037	$25,314
Research and development equipment	1,705	6,088
Leasehold improvements	1,285	7,080
Capital leases	797	882
Software	27	60
Furniture and fixtures	24	195
Vehicles	—	210
Assets not yet placed in service	5,021	3,374
Total property, plant and equipment	$21,896	$43,203
Less: accumulated depreciation and amortization	7,778	12,676
Property, plant and equipment, net	$14,118	$30,527